Annual Operating Expenses {- Franklin Rising Dividends VIP Fund} - FTVIP Class 4-61 - Franklin Rising Dividends VIP Fund - Class 4	May 01, 2021
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.02%
Total annual Fund operating expenses	1.00%